American Century Investments®
Quarterly Portfolio Holdings
Small Company Fund
September 30, 2023

Small Company - Schedule of Investments
SEPTEMBER 30, 2023 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.7%
Aerospace and Defense — 0.3%
AAR Corp.(1)	8,185	487,253
Automobile Components — 0.3%
Dorman Products, Inc.(1)	2,056	155,763
Fox Factory Holding Corp.(1)	2,726	270,092
		425,855
Automobiles — 0.4%
Winnebago Industries, Inc.	9,875	587,069
Banks — 6.1%
Atlantic Union Bankshares Corp.	9,678	278,533
Bancorp, Inc.(1)	3,777	130,307
Bank of NT Butterfield & Son Ltd.	8,459	229,070
Bank OZK	7,590	281,361
Eagle Bancorp, Inc.	5,754	123,423
East West Bancorp, Inc.	7,002	369,075
Enterprise Financial Services Corp.	5,833	218,738
First BanCorp	29,018	390,582
First Financial Bancorp	17,005	333,298
Fulton Financial Corp.	33,872	410,190
Home BancShares, Inc.	17,757	371,832
Independent Bank Corp.	9,635	472,982
International Bancshares Corp.	7,291	315,992
National Bank Holdings Corp., Class A	7,148	212,724
Northwest Bancshares, Inc.	36,751	375,963
OFG Bancorp	21,164	631,957
Pacific Premier Bancorp, Inc.	15,391	334,908
Pathward Financial, Inc.	10,629	489,891
Popular, Inc.	7,413	467,093
Premier Financial Corp.	9,132	155,792
Renasant Corp.	11,771	308,282
SouthState Corp.	8,457	569,664
Stellar Bancorp, Inc.	9,115	194,332
TriCo Bancshares	7,201	230,648
United Community Banks, Inc.	5,407	137,392
Valley National Bancorp	51,265	438,828
Veritex Holdings, Inc.	14,551	261,190
Wintrust Financial Corp.	5,273	398,112
		9,132,159
Beverages — 1.3%
Celsius Holdings, Inc.(1)	3,200	549,120
Coca-Cola Consolidated, Inc.	2,096	1,333,727
		1,882,847
Biotechnology — 3.0%
Alkermes PLC(1)	31,060	869,991
Amicus Therapeutics, Inc.(1)	12,653	153,860
Exelixis, Inc.(1)	67,648	1,478,109
Ironwood Pharmaceuticals, Inc.(1)	97,616	940,042
Karuna Therapeutics, Inc.(1)	1,080	182,617
PTC Therapeutics, Inc.(1)	16,333	366,023
Veracyte, Inc.(1)	5,526	123,396

Vir Biotechnology, Inc.(1)	48,969	458,839
		4,572,877
Broadline Retail — 0.8%
Dillard's, Inc., Class A(2)	1,251	413,843
Kohl's Corp.	9,406	197,150
Nordstrom, Inc.(2)	38,963	582,107
		1,193,100
Building Products — 3.3%
American Woodmark Corp.(1)	4,247	321,116
Builders FirstSource, Inc.(1)	6,500	809,185
Janus International Group, Inc.(1)	60,440	646,708
JELD-WEN Holding, Inc.(1)	16,080	214,829
Masonite International Corp.(1)	1,669	155,584
PGT Innovations, Inc.(1)	10,411	288,905
Quanex Building Products Corp.	11,907	335,420
Resideo Technologies, Inc.(1)	26,345	416,251
Simpson Manufacturing Co., Inc.	1,316	197,150
UFP Industries, Inc.	15,211	1,557,606
		4,942,754
Capital Markets — 2.9%
BGC Group, Inc., Class A	45,049	237,859
Cohen & Steers, Inc.	20,404	1,279,127
Hamilton Lane, Inc., Class A	11,671	1,055,525
Open Lending Corp., Class A(1)	50,815	371,966
PJT Partners, Inc., Class A	14,029	1,114,464
Victory Capital Holdings, Inc., Class A	10,137	337,967
		4,396,908
Chemicals — 0.9%
AdvanSix, Inc.	8,454	262,750
Mativ Holdings, Inc.	9,061	129,210
Orion SA	42,867	912,210
		1,304,170
Commercial Services and Supplies — 1.5%
ABM Industries, Inc.	8,993	359,810
ACCO Brands Corp.	49,079	281,713
Brink's Co.	5,181	376,348
Clean Harbors, Inc.(1)	1,618	270,789
CoreCivic, Inc.(1)	26,171	294,424
MillerKnoll, Inc.	15,231	372,398
Steelcase, Inc., Class A	20,072	224,204
		2,179,686
Communications Equipment — 1.1%
Extreme Networks, Inc.(1)	24,578	595,033
Infinera Corp.(1)(2)	100,740	421,093
Viavi Solutions, Inc.(1)	70,762	646,765
		1,662,891
Construction and Engineering — 1.6%
EMCOR Group, Inc.	2,557	537,967
Primoris Services Corp.	13,684	447,877
Sterling Infrastructure, Inc.(1)	8,178	600,920
WillScot Mobile Mini Holdings Corp.(1)	18,702	777,816
		2,364,580
Consumer Finance — 1.1%
Bread Financial Holdings, Inc.	12,726	435,229
Credit Acceptance Corp.(1)	645	296,778

Green Dot Corp., Class A(1)	10,556	147,045
Navient Corp.	31,314	539,227
OneMain Holdings, Inc.	4,993	200,169
		1,618,448
Consumer Staples Distribution & Retail — 2.6%
Andersons, Inc.	12,542	646,038
Ingles Markets, Inc., Class A	16,573	1,248,444
SpartanNash Co.	10,628	233,816
Sprouts Farmers Market, Inc.(1)	30,457	1,303,560
United Natural Foods, Inc.(1)	5,713	80,782
Weis Markets, Inc.	6,087	383,481
		3,896,121
Containers and Packaging — 0.5%
Westrock Co.	19,206	687,575
Diversified Consumer Services — 1.1%
Frontdoor, Inc.(1)	33,238	1,016,750
Graham Holdings Co., Class B	1,112	648,296
Perdoceo Education Corp.	3,157	53,985
		1,719,031
Diversified REITs — 0.1%
Empire State Realty Trust, Inc., Class A	19,021	152,929
Diversified Telecommunication Services — 0.4%
Cogent Communications Holdings, Inc.	9,715	601,359
Electric Utilities — 0.3%
Otter Tail Corp.	5,386	408,905
Electrical Equipment — 2.1%
Atkore, Inc.(1)	12,672	1,890,536
Encore Wire Corp.	5,014	914,854
Vicor Corp.(1)	5,922	348,747
		3,154,137
Electronic Equipment, Instruments and Components — 1.8%
Advanced Energy Industries, Inc.	2,416	249,138
Arlo Technologies, Inc.(1)	44,694	460,348
Avnet, Inc.	12,403	597,701
Benchmark Electronics, Inc.	15,607	378,626
Lightwave Logic, Inc.(1)(2)	75,252	336,376
ScanSource, Inc.(1)	10,113	306,525
TTM Technologies, Inc.(1)	32,360	416,797
		2,745,511
Energy Equipment and Services — 3.5%
Archrock, Inc.	22,891	288,427
ChampionX Corp.	24,420	869,840
Liberty Energy, Inc.	17,972	332,841
Oceaneering International, Inc.(1)	27,004	694,543
Oil States International, Inc.(1)	30,402	254,465
Patterson-UTI Energy, Inc.	19,428	268,884
RPC, Inc.	39,744	355,311
Tidewater, Inc.(1)	4,771	339,075
US Silica Holdings, Inc.(1)	37,426	525,461
Weatherford International PLC(1)	15,241	1,376,720
		5,305,567
Entertainment — 0.6%
Lions Gate Entertainment Corp., Class B(1)	26,651	209,743
Madison Square Garden Sports Corp.	4,153	732,174
		941,917

Financial Services — 1.9%
Essent Group Ltd.	15,039	711,194
Federal Agricultural Mortgage Corp., Class C	2,234	344,706
Jackson Financial, Inc., Class A	12,047	460,437
NMI Holdings, Inc., Class A(1)	16,133	437,043
Radian Group, Inc.	34,502	866,345
		2,819,725
Food Products — 1.6%
Cal-Maine Foods, Inc.	16,826	814,715
Fresh Del Monte Produce, Inc.	20,611	532,588
Lancaster Colony Corp.	3,342	551,530
TreeHouse Foods, Inc.(1)	10,973	478,204
		2,377,037
Gas Utilities — 0.4%
Brookfield Infrastructure Corp., Class A	7,759	274,203
ONE Gas, Inc.	4,732	323,101
		597,304
Ground Transportation — 0.6%
ArcBest Corp.	2,836	288,279
Ryder System, Inc.	5,463	584,268
		872,547
Health Care Equipment and Supplies — 4.0%
Avanos Medical, Inc.(1)	30,443	615,557
Haemonetics Corp.(1)	6,894	617,565
Inari Medical, Inc.(1)	11,751	768,515
Inspire Medical Systems, Inc.(1)	2,101	416,922
Lantheus Holdings, Inc.(1)	19,350	1,344,438
LivaNova PLC(1)	6,121	323,679
Merit Medical Systems, Inc.(1)	5,547	382,854
Shockwave Medical, Inc.(1)	5,258	1,046,868
STAAR Surgical Co.(1)	11,261	452,467
		5,968,865
Health Care Providers and Services — 3.1%
Accolade, Inc.(1)	10,000	105,800
Addus HomeCare Corp.(1)	3,584	305,321
AMN Healthcare Services, Inc.(1)	9,374	798,477
Cross Country Healthcare, Inc.(1)	11,400	282,606
Enhabit, Inc.(1)	12,460	140,175
HealthEquity, Inc.(1)	5,596	408,788
National HealthCare Corp.	6,109	390,854
Option Care Health, Inc.(1)	39,247	1,269,640
Progyny, Inc.(1)	21,964	747,215
R1 RCM, Inc.(1)	10,264	154,679
		4,603,555
Health Care REITs — 0.5%
CareTrust REIT, Inc.	22,120	453,460
Community Healthcare Trust, Inc.	10,120	300,564
		754,024
Health Care Technology — 0.2%
Evolent Health, Inc., Class A(1)	3,774	102,766
Teladoc Health, Inc.(1)	12,756	237,134
		339,900
Hotel & Resort REITs — 0.2%
Park Hotels & Resorts, Inc.	23,400	288,288
Hotels, Restaurants and Leisure — 3.3%
Bloomin' Brands, Inc.	31,801	781,987

Monarch Casino & Resort, Inc.	13,375	830,587
Papa John's International, Inc.	1,944	132,620
Red Rock Resorts, Inc., Class A	23,671	970,511
Sabre Corp.(1)	29,431	132,145
SeaWorld Entertainment, Inc.(1)	18,076	836,015
Six Flags Entertainment Corp.(1)	16,769	394,239
Texas Roadhouse, Inc.	1,641	157,700
Wingstop, Inc.	3,768	677,637
		4,913,441
Household Durables — 2.6%
Beazer Homes USA, Inc.(1)	6,405	159,548
Cavco Industries, Inc.(1)	1,683	447,106
La-Z-Boy, Inc.	16,784	518,290
M/I Homes, Inc.(1)	5,593	470,036
MDC Holdings, Inc.	5,820	239,959
Meritage Homes Corp.	4,128	505,226
Skyline Champion Corp.(1)	6,129	390,540
Taylor Morrison Home Corp.(1)	12,618	537,653
Tri Pointe Homes, Inc.(1)	23,372	639,224
		3,907,582
Industrial REITs — 0.4%
Innovative Industrial Properties, Inc.	5,401	408,640
Plymouth Industrial REIT, Inc.	7,120	149,164
		557,804
Insurance — 3.5%
Ambac Financial Group, Inc.(1)	15,075	181,804
Genworth Financial, Inc., Class A(1)	56,823	332,983
Goosehead Insurance, Inc., Class A(1)	10,460	779,584
Horace Mann Educators Corp.	14,147	415,639
James River Group Holdings Ltd.	13,033	200,057
Kinsale Capital Group, Inc.	3,747	1,551,745
Lincoln National Corp.	14,420	356,030
Palomar Holdings, Inc.(1)	9,967	505,825
Reinsurance Group of America, Inc.	10	1,452
Stewart Information Services Corp.	6,975	305,505
Unum Group	11,874	584,082
		5,214,706
Interactive Media and Services — 0.8%
Cargurus, Inc.(1)	19,548	342,481
Yelp, Inc.(1)	22,016	915,645
		1,258,126
IT Services — 0.4%
Fastly, Inc., Class A(1)	19,746	378,531
Grid Dynamics Holdings, Inc.(1)	14,775	179,959
		558,490
Leisure Products — 0.4%
Malibu Boats, Inc., Class A(1)	6,769	331,817
Vista Outdoor, Inc.(1)	8,702	288,210
		620,027
Life Sciences Tools and Services — 1.3%
10X Genomics, Inc., Class A(1)	10,777	444,551
Medpace Holdings, Inc.(1)	2,633	637,529
Repligen Corp.(1)	5,428	863,106
		1,945,186
Machinery — 1.8%
Hillenbrand, Inc.	12,035	509,201

Manitowoc Co., Inc.(1)	7,683	115,629
Mueller Industries, Inc.	19,218	1,444,425
Proto Labs, Inc.(1)	3,447	91,001
Shyft Group, Inc.	21,876	327,484
Titan International, Inc.(1)	12,254	164,571
		2,652,311
Marine Transportation — 1.1%
Matson, Inc.	18,326	1,625,883
Media — 0.6%
Clear Channel Outdoor Holdings, Inc.(1)	211,609	334,342
Magnite, Inc.(1)	13,174	99,332
Scholastic Corp.	3,699	141,080
TEGNA, Inc.	21,581	314,435
		889,189
Metals and Mining — 2.0%
Alpha Metallurgical Resources, Inc.	3,947	1,025,154
Arch Resources, Inc.	2,408	410,949
Constellium SE(1)	8,373	152,389
Ryerson Holding Corp.	4,623	134,483
Schnitzer Steel Industries, Inc., Class A	6,718	187,096
SunCoke Energy, Inc.	16,008	162,481
TimkenSteel Corp.(1)	29,100	632,052
Warrior Met Coal, Inc.	6,871	350,971
		3,055,575
Office REITs — 1.2%
Corporate Office Properties Trust	12,344	294,157
Douglas Emmett, Inc.	33,329	425,278
Easterly Government Properties, Inc.	23,404	267,508
Equity Commonwealth	36,462	669,807
Paramount Group, Inc.	29,671	137,080
		1,793,830
Oil, Gas and Consumable Fuels — 4.7%
Centrus Energy Corp., Class A(1)	2,322	131,797
Civitas Resources, Inc.	8,306	671,706
CVR Energy, Inc.	29,796	1,013,958
Kinetik Holdings, Inc.	3,176	107,190
Magnolia Oil & Gas Corp., Class A	22,946	525,693
Murphy Oil Corp.	10,569	479,304
Ovintiv, Inc.	709	33,727
PBF Energy, Inc., Class A	15,235	815,530
Peabody Energy Corp.	21,902	569,233
REX American Resources Corp.(1)	10,695	435,500
SM Energy Co.	22,380	887,367
Talos Energy, Inc.(1)	44,610	733,388
Uranium Energy Corp.(1)	56,736	292,190
World Kinect Corp.	17,232	386,514
		7,083,097
Paper and Forest Products — 0.1%
Clearwater Paper Corp.(1)	4,225	153,156
Pharmaceuticals — 2.5%
Axsome Therapeutics, Inc.(1)(2)	27	1,887
Collegium Pharmaceutical, Inc.(1)	14,715	328,880
Corcept Therapeutics, Inc.(1)	33,308	907,476
Jazz Pharmaceuticals PLC(1)	10,572	1,368,440

Supernus Pharmaceuticals, Inc.(1)	44,017	1,213,549
		3,820,232
Professional Services — 4.5%
Conduent, Inc.(1)	43,897	152,762
CRA International, Inc.	1,191	120,005
ExlService Holdings, Inc.(1)	4,658	130,610
Franklin Covey Co.(1)	7,611	326,664
Heidrick & Struggles International, Inc.	5,218	130,555
Insperity, Inc.	17,572	1,715,027
Kelly Services, Inc., Class A	7,740	140,791
Kforce, Inc.	8,718	520,116
Maximus, Inc.	3,990	297,973
Resources Connection, Inc.	52,341	780,404
TriNet Group, Inc.(1)	11,261	1,311,681
TrueBlue, Inc.(1)	3,100	45,477
Upwork, Inc.(1)	27,828	316,126
Verra Mobility Corp.(1)	43,295	809,617
		6,797,808
Real Estate Management and Development — 0.6%
eXp World Holdings, Inc.(2)	19,431	315,559
Jones Lang LaSalle, Inc.(1)	3,665	517,425
		832,984
Retail REITs — 0.4%
Macerich Co.	41,344	451,063
NNN REIT, Inc.	2,216	78,313
Phillips Edison & Co., Inc.	3,511	117,759
		647,135
Semiconductors and Semiconductor Equipment — 3.1%
Aehr Test Systems(1)(2)	9,007	411,620
Amkor Technology, Inc.	15,468	349,577
FormFactor, Inc.(1)	10,523	367,674
indie Semiconductor, Inc., Class A(1)	55,382	348,906
MaxLinear, Inc.(1)	32,120	714,670
Onto Innovation, Inc.(1)	4,585	584,679
Power Integrations, Inc.	4,209	321,189
Rambus, Inc.(1)	10,740	599,184
Synaptics, Inc.(1)	5,595	500,417
Veeco Instruments, Inc.(1)	18,528	520,822
		4,718,738
Software — 7.2%
Alarm.com Holdings, Inc.(1)	8,760	535,586
Appfolio, Inc., Class A(1)	3,115	568,892
BlackLine, Inc.(1)	8,366	464,062
Box, Inc., Class A(1)	54,450	1,318,235
CommVault Systems, Inc.(1)	14,586	986,159
Dropbox, Inc., Class A(1)	28,920	787,492
Everbridge, Inc.(1)	15,748	353,070
LiveRamp Holdings, Inc.(1)	9,747	281,103
Model N, Inc.(1)	13,656	333,343
Nutanix, Inc., Class A(1)	14,853	518,073
PagerDuty, Inc.(1)	19,521	439,027
Q2 Holdings, Inc.(1)	21,855	705,261
Qualys, Inc.(1)	1,983	302,507
Rapid7, Inc.(1)	9,605	439,717
Sprout Social, Inc., Class A(1)	9,459	471,815

SPS Commerce, Inc.(1)	4,759	811,933
Tenable Holdings, Inc.(1)	19,981	895,149
Varonis Systems, Inc.(1)	21,179	646,807
		10,858,231
Specialized REITs — 0.3%
Four Corners Property Trust, Inc.	5,283	117,230
Uniti Group, Inc.	85,271	402,479
		519,709
Specialty Retail — 3.6%
American Eagle Outfitters, Inc.	21,049	349,624
America's Car-Mart, Inc.(1)	1,280	116,467
Asbury Automotive Group, Inc.(1)	2,231	513,286
AutoNation, Inc.(1)	2,970	449,658
Chico's FAS, Inc.(1)	47,699	356,788
Foot Locker, Inc.	16,091	279,179
Group 1 Automotive, Inc.	4,809	1,292,226
Murphy USA, Inc.	3,109	1,062,439
Signet Jewelers Ltd.	8,707	625,250
Upbound Group, Inc.	10,162	299,271
		5,344,188
Technology Hardware, Storage and Peripherals — 0.6%
Super Micro Computer, Inc.(1)	1,709	468,642
Xerox Holdings Corp.	26,904	422,124
		890,766
Textiles, Apparel and Luxury Goods — 0.8%
Crocs, Inc.(1)	11,155	984,206
G-III Apparel Group Ltd.(1)	8,617	214,735
		1,198,941
Trading Companies and Distributors — 1.7%
BlueLinx Holdings, Inc.(1)	5,143	422,189
Boise Cascade Co.	18,343	1,890,063
DXP Enterprises, Inc.(1)	2,274	79,453
Titan Machinery, Inc.(1)	5,654	150,283
		2,541,988
Wireless Telecommunication Services — 0.1%
Telephone & Data Systems, Inc.	8,366	153,181
TOTAL COMMON STOCKS (Cost $133,609,612)		149,537,198
SHORT-TERM INVESTMENTS — 1.0%
Money Market Funds — 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,398	1,398
State Street Navigator Securities Lending Government Money Market Portfolio(3)	827,655	827,655
		829,053
Repurchase Agreements — 0.4%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.50% - 3.00%, 11/15/44 - 2/15/47, valued at $85,656), in a joint trading account at 5.25%, dated 9/29/23, due 10/2/23 (Delivery value $83,606)		83,569
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.125%, 8/31/30, valued at $553,897), at 5.29%, dated 9/29/23, due 10/2/23 (Delivery value $543,239)		543,000
		626,569
TOTAL SHORT-TERM INVESTMENTS (Cost $1,455,622)		1,455,622
TOTAL INVESTMENT SECURITIES — 100.7% (Cost $135,065,234)		150,992,820
OTHER ASSETS AND LIABILITIES — (0.7)%		(980,481)
TOTAL NET ASSETS — 100.0%		$150,012,339

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,860,664. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,898,100, which includes securities collateral of $1,070,445.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$149,537,198	—	—
Short-Term Investments	829,053	$626,569	—
	$150,366,251	$626,569	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.